Intangible Assets and Goodwill (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate intangible asset amortization expense	$ 3,183	$ 3,623	$ 3,889
Estimated useful lives	10 years
Carrying amount of goodwill		$ 1,371